Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 114,747	$ 113,559
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	112,247	111,452
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	24	21
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,476	2,086
Common Stock and Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	112,271	111,473
Fair Value, Inputs, Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	112,247	111,452
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	24	21
Fair Value, Inputs, Level 1 | Common Stock and Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 112,271	$ 111,473